Summary of significant accounting policies - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) financial_institution	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gross amount of outsourcing assets		$ 553.0	$ 563.4
Outsourcing assets, accumulated amortization		529.0	531.8
Gross amount of marketable software		2,256.2	2,213.9
Marketable software, accumulated amortization		2,091.2	2,047.7
Goodwill impairment		$ 39.1	0.0	$ 0.0
Period of recognition in changes in fair value of plan assets		4 years
Advertising costs incurred		$ 10.8	10.7	$ 8.0
Digital Workspace Services Segment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment	$ 39.1
Intelligent Processing Solutions Ltd.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership interest (as a percent)		51.00%
Number of financial institutions that own remaining interests for which iPSL performs services | financial_institution		3
Enterprise Software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated revenue-producing lives of computer software products from the date of release		5 years
Remaining Products
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated revenue-producing lives of computer software products from the date of release		3 years
Cloud Computing Arrangement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gross amount of marketable software		$ 24.1	23.0
Cloud Computing Arrangement | Prepaid Expenses and Other Current Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gross amount of marketable software		7.6	5.5
Cloud Computing Arrangement | Other Long Term Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gross amount of marketable software		$ 16.5	$ 17.5
Minimum | Technology
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period over which payment is generally received for contracts		30 days
Maximum | Technology
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period over which payment is generally received for contracts		60 days
Buildings | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives		20 years
Buildings | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives		50 years
Machinery and office equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives		4 years
Machinery and office equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives		7 years
Rental equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives		4 years
Internal-use software | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives		3 years
Internal-use software | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives		10 years